Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financial Instruments with Off-Balance Sheet Credit Risk

	December 31,
	2020	2019
Commitments to extend credit, excluding interest rate lock commitments	$2,719,996	$1,086,173
Letters of credit	67,598	19,569
Balance at end of period	$2,787,594	$1,105,742

Schedule of Allowance of Credit Losses on Unfunded Commitments
The table below presents activity within the allowance for credit losses on unfunded commitments:

For the Year Ended December 31,
2020
Balance at beginning of period	$—
Impact of CECL adoption on provision for credit losses on unfunded commitments	2,947
Increase in provision for credit losses from unfunded commitments acquired in business combination	10,499
Provision for credit losses on unfunded commitments	2,932
Balance at end of period	$16,378

Schedule of Activity in the Repurchase Reserve
The following table summarizes the activity in the repurchase reserve:

	For the Year Ended December 31,
	2020	2019	2018
Balance at beginning of period	$3,529	$3,273	$3,386
Provision for loan repurchases or indemnifications	2,607	362	174
Recoveries on previous losses	(208)	(106)	3
Losses on loans repurchased or indemnified	—	—	(290)
Balance at end of period	$5,928	$3,529	$3,273